Market Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Market Risk Management and Financial Instruments
Schedule of carrying amount and the fair values of financial assets and liabilities

		Between 1 and	More Than
In EUR	Up to 1 Year	3 Years	3 Years
Balance at December 31, 2020
Non‑current loans		1,653,327	—
Current loans	20,778,308	—	—
Trade accounts payable	30,610,890	—	—
Lease liabilities	1,734,382	3,207,209	4,542,080
Other current financial liabilities	3,949,072	—	—
Total	57,072,653	4,860,536	4,542,080
Balance at December 31, 2019
Non‑current loans	—	2,832,316	—
Current loans	28,850,173	—	—
Trade accounts payable	24,147,955	—	—
Lease liabilities	3,348,791	4,777,899	4,544,369
Other current financial liabilities	5,837,124	—	—
Total	62,184,043	7,610,215	4,544,369

		December 31,
In EUR	Category	2020
	According to	Carrying	Fair
	IFRS 9	Amount	Value*
Assets
Other Non‑current financial assets	AC	155,105	155,105
Trade accounts receivables	AC	26,337,073	26,337,073
Other current financial assets
Current tax assets	AC	2,219,057	2,219,057
Cash and cash equivalents	AC	81,021,280	81,021,280
Liabilities
Non‑current interest bearing loans and borrowings	AC	1,639,813	1,590,461
Current liabilities
Current interest bearing loans and borrowings
Bank loans	AC	20,646,533	20,646,533
Trade accounts payable	AC	27,384,396	27,384,396
Other current financial liabilities
Financial liabilities due to third parties	AC	775,922	775,922
Invoices not yet received	AC	2,681,136	2,681,136
Miscellaneous other financial liabilities	AC	317,144	317,144

The term AC stands for Measurement at Amortized Cost

		December 31, 2019
	Category
	According to		Fair
In EUR	IFRS 9	Carrying Amount	Value*
Assets
Other Non‑current financial assets	AC	156,757	156,757
Trade accounts receivables	AC	25,224,456	25,224,456
Other current financial assets
Cash and cash equivalents	AC	9,335,123	9,335,123
Liabilities
Non‑current interest bearing loans and borrowings	AC	2,797,277	2,702,122
Current liabilities
Current interest bearing loans and borrowings
Bank loans	AC	28,648,651	28,648,651
Trade accounts payable	AC	24,147,955	24,147,955
Other current financial liabilities
Financial liabilities due to third parties	AC	851,032	851,032
Invoices not yet received	AC	4,972,937	4,972,937
Miscellaneous other financial liabilities	AC	13,155	13,155

*Carrying amount approximates fair values

Schedule of sensitivity to a reasonably possible change in the exchange rates

The following tables demonstrate the sensitivity to a reasonably possible change in the exchange rates of Euros for U.S. Dollar and Japanese Yen:

Balances at December 31, 2020

			Current
			Interest‑				Impact on
	Cash and	Trade	Bearing	Trade	Currency	Change	Profit (+)
	Cash	Accounts	Loans and	Accounts	Risk	of Risk	or Loss (−)
In EUR	Equivalents	Receivables	Borrowings	Payable	Exposure	(bps)	in Euro
Balance at December 31, 2020
Amounts in USD	83,933,959	15,409,594	(21,134,757)	(25,416,839)	52,791,957	+/- 1.000	+/− 4,302,172
Amounts in JPY		4,084,144			4,084,144	+/- 1.000	+/− 3,229

Balances at December 31, 2019

		Current
		Interest‑				Impact on
	Trade	Bearing	Trade	Currency	Change	Profit (+)
	Accounts	Loans and	Accounts	Risk	of Risk	or Loss (−)
In EUR	Receivables	Borrowings	Payable	Exposure	(bps)	in Euro
Balance at December 31, 2019
Amounts in USD	4,053,992	(17,853,725)	(3,487,841)	25,395,559	+/− 1,000	+/− 2,260,598
Amounts in JPY	—	—	(4,323,071)	4,323,071	+/− 1,000	+/− 3,545